Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
KraneShares CSI China Internet ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	13.25%	(9.93%)	(16.85%)	(49.33%)	59.66%	29.28%	(33.51%)	69.40%	(8.45%)	17.76%
KraneShares Bosera MSCI China A 50 Connect Index ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	16.06%	(17.10%)	(26.49%)	2.70%	42.39%	34.50%	(26.25%)	28.64%	(19.37%)	(3.00%)
KraneShares Asia Pacific High Income USD Bond ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	10.53%	3.72%	(9.36%)	(12.83%)	4.09%	9.19%
KraneShares Electric Vehicles and Future Mobility Index ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	(17.68%)	(7.10%)	(39.04%)	24.06%	70.24%	34.62%
KraneShares Emerging Markets Consumer Technology Index ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	13.98%	0.97%	(37.95%)	(26.99%)	39.13%	27.69%	(24.79%)
KraneShares MSCI All China Health Care Index ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	(17.44%)	(17.31%)	(25.39%)	(15.86%)	67.28%	34.03%
KraneShares MSCI China Clean Technology Index ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	0.20%	(14.80%)	(39.67%)	5.46%	136.07%	11.85%	(29.57%)
KraneShares MSCI Emerging Markets ex China Index ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	2.03%	21.36%	(19.57%)	9.03%	14.67%
KraneShares MSCI One Belt One Road Index ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	8.74%	(7.93%)	(21.61%)	17.48%	13.01%	16.32%	(12.13%)
KraneShares SSE STAR Market 50 Index ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	6.40%	(18.12%)	(38.14%)
KraneShares Hang Seng TECH Index ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	18.46%	(11.21%)	(25.01%)
KraneShares KWEB Covered Call Strategy ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	4.06%
KraneShares Global Luxury Index ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	(6.12%)
KraneShares Value Line(R) Dynamic Dividend Equity Index ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	19.21%	11.55%	(5.88%)	27.81%
KraneShares Mount Lucas Managed Futures Index Strategy ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	(1.07%)	(5.98%)	30.52%	7.34%
KraneShares Global Carbon Strategy ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	(13.73%)	6.58%	(10.51%)	108.83%
KraneShares European Carbon Allowance Strategy ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	(15.31%)	(4.01%)	(0.84%)
KraneShares California Carbon Allowance Strategy ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	16.52%	34.05%	(16.73%)
Quadratic Interest Rate Volatility and Inflation Hedge ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	(10.92%)	(5.39%)	(12.75%)	(0.09%)	14.75%
Quadratic Deflation ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	(6.25%)	3.84%	(17.71%)